Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000084903
Account Value [Line Items]
Line Graph and Table Measure Name		Biondo Focus Fund
Accumulated Value	$ 10,000		$ 14,587	$ 18,341	$ 19,905	$ 21,790	$ 30,703	$ 17,987	$ 24,539	$ 31,917	$ 35,920	$ 36,786
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	10,000		12,212	14,203	15,936	15,850	21,610	19,654	22,450	26,047	29,881	36,051
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,006	$ 22,536	$ 20,144	$ 24,091	$ 30,006	$ 34,556	$ 42,271